Note 07 - Gain and Losses on derecognition of Financial Assets at Amortized Cost (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Gain and Losses on derecognition of Financial Assets at Amortized Cost [Abstract]
Gains	€ 11	€ 15	€ 344
Losses	(13)	(15)	(33)
Net gains (losses) from derecognition of securities measured at amortized cost	€ 2	€ 1	€ 311